Document and Entity Information	Aug. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2024
Entity File Number	001-37465
Entity Registrant Name	Seres Therapeutics, Inc.
Entity Central Index Key	0001609809
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-4326290
Entity Address, Address Line One	200 SIDNEY STREET
Entity Address, City or Town	CAMBRIDGE
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	617
Local Phone Number	945-9626
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	MCRB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false